NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Notes Payable Details
Notes Payable	$ 1,209,445	$ 978,702
Accrued Interest	712,546	552,257
Subtotal	1,921,991	1,530,959
Notes Payable – Related Parties	325,860	209,292
Accrued Interests – Related Parties	108,862	62,270
Subtotal	434,722	271,562
Total	$ 2,356,713	$ 1,802,521